FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured on Recurring Basis
The following table sets forth the recurring assets and liabilities that are accounted for at fair value by level within the fair value hierarchy as of March 31, 2026 and December 31, 2025:

	March 31, 2026				December 31, 2025
FirstEnergy	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(In millions)
Assets
Derivative assets FTRs (1)	$—	$—	$3	$3	$—	$—	$21	$21
Equity securities	2	—	—	2	2	—	—	2
Debt securities (2)	—	282	—	282	—	280	—	280
Cash, cash equivalents and restricted cash (3)	80	—	—	80	99	—	—	99
Other (4)	—	53	—	53	—	56	—	56

Total assets	$82	$335	$3	$420	$101	$336	$21	$458

Liabilities
Derivative liabilities FTRs (1)	$—	$—	$—	$—	$—	$—	$(1)	$(1)

Total liabilities	$—	$—	$—	$—	$—	$—	$(1)	$(1)

Net assets	$82	$335	$3	$420	$101	$336	$20	$457

(1)	Contracts are subject to regulatory accounting treatment and changes in market values do not impact earnings.
(2)	Related to JCP&L’s investments held in the spent nuclear fuel disposal trusts as further discussed below.
(3)
Restricted cash of $28 million and $42 million as of March 31, 2026 and December 31, 2025, respectively, primarily relates to cash collected from MP, PE and the Ohio Companies’ customers that is specifically used to service debt of their respective funding companies.

(4)	Primarily consists of short-term investments, of which $12 million and $17 million as of March 31, 2026 and December 31, 2025, respectively, are held by JCP&L.

The following tables set forth the recurring assets and liabilities that are accounted for at fair value by level within the fair value hierarchy:

	December 31, 2025				December 31, 2024
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(In millions)
Assets
Derivative assets FTRs (1)	$—	$—	$21	$21	$—	$—	$7	$7
Equity securities	2	—	—	2	2	—	—	2
U.S. state debt securities (2)	—	280	—	280	—	276	—	276
Cash, cash equivalents and restricted cash (3)	99	—	—	99	154	—	—	154
Other (4)	—	56	—	56	—	45	—	45

Total assets	$101	$336	$21	$458	$156	$321	$7	$484

Liabilities
Derivative liabilities FTRs (1)	$—	$—	$(1)	$(1)	$—	$—	$—	$—

Total liabilities	$—	$—	$(1)	$(1)	$—	$—	$—	$—

Net assets (liabilities)	$101	$336	$20	$457	$156	$321	$7	$484

(1)	Contracts are subject to regulatory accounting treatment and changes in market values do not impact earnings.
(2)	Related to JCP&L’s investments held in the spent nuclear fuel disposal trusts, see below.

(3)
Restricted cash of $42 million and $43 million as of December 31, 2025 and 2024, respectively, primarily relates to cash collected from MP, PE and the Ohio Companies’ customers that is specifically used to service debt of their respective funding companies. See Note 11., “Capitalization,” of the Combined Notes to Financial Statements of the Registrants for additional information.

(4)	Primarily consists of short-term investments, of which $17 million and $6 million as of December 31, 2025, and December 31, 2024, respectively, are held by JCP&L.

Schedule of Amortized Cost Basis, Unrealized Gains and Losses and Fair Values of Investments in Available-for-sale Securities
The following table summarizes the amortized cost basis, unrealized gains, unrealized losses and fair values of investments held in spent nuclear fuel disposal trusts as of March 31, 2026 and December 31, 2025:

	March 31, 2026 (1)				December 31, 2025 (2)
	Cost Basis	Unrealized Gains	Unrealized Losses	Fair Value	Cost Basis	Unrealized Gains	Unrealized Losses	Fair Value
	(In millions)
Debt securities	$296	$—	$(14)	$282	$290	$2	$(12)	$280

(1)	Excludes short-term cash investments of $12 million as of March 31, 2026.
(2)	Excludes short-term cash investments of $17 million as of December 31, 2025.

The following table summarizes the amortized cost basis, unrealized gains, unrealized losses and fair values of investments held in nuclear fuel disposal trusts as of December 31, 2025 and 2024:

	December 31, 2025 (1)				December 31, 2024 (2)
	Cost Basis	Unrealized Gains	Unrealized Losses	Fair Value	Cost Basis	Unrealized Gains	Unrealized Losses	Fair Value
	(In millions)
Debt securities	$290	$2	$(12)	$280	$299	$—	$(23)	$276

(1)	Excludes short-term cash investments of $17 million as of December 31, 2025.
(2)	Excludes short-term cash investments of $6 million as of December 31, 2024.

Schedule of Proceeds from the Sale of Investments in Available-for-sale Debt Securities
Proceeds from the sale of investments in AFS debt securities, realized gains and losses on those sales and interest and dividend income for the three months ended March 31, 2026 and 2025, were as follows for the Registrants:

	For the Three Months Ended March 31,
	2026	2025
	(In millions)
Sale proceeds	$20	$27
Realized gains	—	—
Realized losses	(2)	(2)
Interest and dividend income	3	3

Proceeds from the sale of investments in AFS debt securities, realized gains and losses on those sales and interest and dividend income for the years ended December 31, 2025, 2024 and 2023, were as follows for the Registrants:

	For the Years Ended December 31,
	2025	2024	2023
	(In millions)
Sale Proceeds	$102	$121	$38
Realized Gains	1	—	—
Realized Losses	(12)	(15)	(3)
Interest and Dividend Income	13	13	12

Schedule of Fair Value and Related Carrying Amounts of Long-term Debt	The following table provides the approximate fair value and related carrying amounts of long-term debt, which excludes finance lease obligations and net unamortized debt issuance costs, unamortized fair value adjustments, premiums and discounts as of March 31, 2026 and December 31, 2025:

FirstEnergy	March 31, 2026	December 31, 2025
	(In millions)
Carrying value	$26,915	$26,390
Fair value	$26,252	$25,756

JCP&L	March 31, 2026	December 31, 2025
	(In millions)
Carrying value	$3,050	$3,050
Fair value	$3,021	$3,059
The following table provides the approximate fair value and related carrying amounts of long-term debt, which excludes finance lease obligations and net unamortized debt issuance costs, unamortized fair value adjustments, premiums and discounts as of December 31, 2025 and 2024:

	As of December 31
FirstEnergy	2025	2024
	(In millions)
Carrying Value	$26,390	$23,594
Fair Value	$25,756	$22,128

	As of December 31
JCP&L	2025	2024
	(In millions)
Carrying Value	$3,050	$2,350
Fair Value	$3,059	$2,284

Schedule of Long-term Debt Redemption and Issuance
FirstEnergy and JCP&L had the following redemptions and issuances during the three months ended March 31, 2026:

Company	Type	Redemption / Issuance Date	Interest Rate	Maturity	Amount (In millions)	Description
Redemptions
FE PA	Senior Unsecured	March, 2026	5.15%	2026	$300	Redeemed unsecured notes that became due.
Issuances
FE PA	Senior Unsecured	March, 2026	4.15%	2028	$300	Proceeds are expected to be used to: (i) refinance existing indebtedness, including the repayment of FE PA’s 5.15% senior notes due 2026, and short-term borrowings; (ii) to fund capital expenditures; (iii) to fund working capital; and (iv) to fund general corporate purposes.
FE PA	Senior Unsecured	March, 2026	4.55%	2031	$550	Proceeds are expected to be used to: (i) refinance existing indebtedness, including the repayment of FE PA’s 5.15% senior notes due 2026, and short-term borrowings; (ii) to fund capital expenditures; (iii) to fund working capital; and (iv) to fund general corporate purposes.

The following tables present outstanding long-term debt and finance lease obligations for FirstEnergy and JCP&L as of December 31, 2025 and 2024:

	As of December 31, 2025		As of December 31,
FirstEnergy	Maturity Date	Interest Rate	2025	2024
			(In millions)
FMBs and secured notes - fixed rate	2026-2059	2.650% - 8.250%	$5,214	$4,963
Unsecured notes - fixed rate	2026-2050	2.250% - 6.875%	21,176	18,631
Finance lease obligations			10	12
Unamortized debt discounts			(20)	(14)
Unamortized debt issuance costs			(150)	(122)
Unamortized fair value adjustments			1	3
Currently payable long-term debt			(723)	(977)

Total long-term debt and other long-term obligations			$25,508	$22,496

	As of December 31, 2025		As of December 31,
JCP&L	Maturity Date	Interest Rate	2025	2024
			(In millions)
Unsecured notes - fixed rate	2029-2037	2.750% - 6.400%	$3,050	$2,350
Finance lease obligations			4	5
Unamortized debt premiums/discounts			(7)	(4)
Unamortized debt issuance costs			(22)	(11)
Currently payable long-term debt			(2)	(1)

Total long-term debt and other long-term obligations			$3,023	$2,339

See Note 7., “Leases,” of the C
o
mbined Notes to Financial Statements of the Registrants for additional information related to finance leases.

FirstEnergy had the following redemptions and issuances during the twelve months ended December 31, 2025:

Company	Type	Redemption/Issuance Date	Interest Rate	Maturity	Amount (In millions)	Description
Redemptions
FE	Senior Unsecured Notes	March, 2025	2.05%	2025	$300	FE redeemed unsecured notes that became due.
TrAIL	Senior Unsecured Notes	May, 2025	3.76%	2025	$75	TrAIL redeemed unsecured notes that became due.
TrAIL	Senior Unsecured Notes	June, 2025	3.85%	2025	$550	TrAIL redeemed unsecured notes that became due.
FE	Senior Unsecured Convertible Notes	June, 2025	4.00%	2026	$1,206	FE repurchased approximately $1,206 million of the principal amount of its 2026 Convertible Notes for $1,225 million, including a premium of approximately $19 million.
JCP&L	Senior Unsecured Notes	October, 2025	4.30%	2026	$650	On October 16, 2025, JCP&L redeemed $650 million of 4.30% senior notes due 2026.
FE	Senior Unsecured Notes	December, 2025	1.60%	2026	$300	On December 31, 2025, FE redeemed $300 million of 1.60% senior notes due 2026.
Issuances
TrAIL	Senior Unsecured Notes	April, 2025	5.00%	2031	$600	Proceeds were used to redeem senior notes that came due in 2025, to refinance existing debt, for working capital, and for other general corporate purposes.
ATSI	Senior Unsecured Notes	May, 2025	5.00%	2030	$225	Proceeds were used to refinance existing debt, to finance capital expenditures, for working capital, and for other general corporate purposes.
OE	Senior Unsecured Notes	May, 2025	4.95%	2029	$300	Proceeds were used to refinance existing debt, to finance capital expenditures, for working capital, and for other general corporate purposes.
MAIT	Senior Unsecured Notes	June, 2025	5.00%	2031	$200	Proceeds were used to refinance existing debt, to finance capital expenditures, for working capital, and for other general corporate purposes.
PE	FMBs	June, 2025	5.00%	2030	$200	Proceeds were used to refinance existing debt, to finance capital expenditures, for working capital, and for other general corporate purposes.
TE	Senior Secured Notes	June, 2025	5.18%	2030	$100	Proceeds were used to refinance existing debt, to finance capital expenditures, for working capital, and for other general corporate purposes.
FE	Senior Unsecured Convertible Notes	June, 2025	3.63%	2029	$1,350	Proceeds were used to refinance existing debt, to repurchase a portion of its 2026 Convertible Notes, and for other general corporate purposes.
FE	Senior Unsecured Convertible Notes	June, 2025	3.88%	2031	$1,150	Proceeds were used to refinance existing debt, to repurchase a portion of its 2026 Convertible Notes, and for other general corporate purposes.
FET	Senior Unsecured Notes	August, 2025	4.75%	2033	$450	Proce ed s were used to refinance existing debt, to finance capital expenditures, for working capital, and for other general corporate purposes.

Company	Type	Redemption/Issuance Date	Interest Rate	Maturity	Amount (In millions)	Description
Issuances
JCP&L	Senior Unsecured Notes	September, 2025	4.15%	2029	$350
Proceeds were used to refinance existing debt, including the repayment of the remaining $650 million aggregate principal amount of JCP&L’s 4.30% senior notes due 2026, to finance capital expenditures, and for other general corporate purposes.

JCP&L	Senior Unsecured Notes	September, 2025	4.40%	2031	$500
Proceeds were used to refinance existing debt, including the repayment of the remaining $650 million aggregate principal amount of JCP&L’s 4.30% senior notes due 2026, to finance capital expenditures, and for other general corporate purposes.

JCP&L	Senior Unsecured Notes	September, 2025	5.15%	2036	$500
Proceeds were used to refinance existing debt, including the repayment of the remaining $650 million aggregate principal amount of JCP&L’s 4.30% senior notes due 2026, to finance capital expenditures, and for other general corporate purposes.

(1)	Excludes principal payments on securitized bonds.